Schedule of Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net losses recognized during the period on equity securities	$ 200	$ (1,679)
Less: Net gains and losses recognized during the period on equity securities sold during the year	(176)	(751)
Unrealized gains and losses recognized during the reporting period on equity securities still held at the end of the year	$ 376	$ (928)